Other Non-current Liabilities	6 Months Ended
Jun. 30, 2026
Other Non-current Liabilities
Other Non-current Liabilities

11.  Other Non-current Liabilities

Other non-current liabilities consisted of the following:

	June 30, 2026	December 31, 2025

	(in US$’000)
Provision for profit guarantee (Note 16)	83,612	79,957
Others	14,270	11,457
	97,882	91,414